Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Current taxes - federal	$ 0	$ 0
Deferred taxes - federal	0	0
Current taxes - state	0	0
Income Tax Expense (Benefit)	$ 0	$ 0